Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Collaboration revenue		$ 2,940	$ 5,062	$ 18,160	$ 27,116
EXPENSES
Research and development	$ 912	4,642	14,788	25,108	46,224
General and administrative	2,532	2,299	8,933	11,805	10,625
Restructuring costs (recovery)	(98)	431	2,206		(267)
Recovery of lease termination loss			(1,250)
Litigation settlement			1,375
Asset impairment charge			202
Total operating expenses	3,346	7,372	26,254	36,913	56,582
OTHER INCOME (EXPENSE)
Interest income	27	48	203	119	35
Other	(2)	10	(13)	(64)	(19)
Warrant issuance costs					(531)
Gain on warrants	52	667	873	1,897	3,741
Total other income	77	725	1,063	1,952	3,226
Net loss	(3,269)	(3,707)	(20,129)	(16,801)	(26,240)
OTHER COMPREHENSIVE INCOME
Net unrealized gain (loss) on securities	1	14	8	10	(21)
Total other comprehensive income	1	14	8	10	(21)
Comprehensive loss	$ (3,268)	$ (3,693)	$ (20,121)	$ (16,791)	$ (26,261)
Basic and diluted net loss per common share	$ (0.11)	$ (0.12)	$ (0.67)	$ (0.64)	$ (1.45)
Shares used in computation of basic and diluted net loss per common share	30,076,160	29,827,824	29,949,432	26,147,344	18,098,799